Cash and cash equivalents and restricted cash (Details Narrative) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cash equivalents	[1]	$ 18,325	$ 10,143
COP | Bottom of Range [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Interest rate on term deposits			3.77%	6.66%
COP | Top of Range [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Interest rate on term deposits			5.52%	11.97%
USD [member] | Bottom of Range [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Interest rate on term deposits			20.10%	0.20%
USD [member] | Top of Range [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Interest rate on term deposits			6.50%	6.50%

[1]	As of December 31, 2017 and 2016, within the cash equivalents, there are demand and term deposits that amounted to $ 18,325 and $ 10,143, respectively. The use of term deposits depends on the cash requirements of the Company. As of December 31, 2017, term deposits accrue annual interest rates between 3.77% and 5.52% in Colombian pesos and between 2.10% and 6.50% in dollars. As of December 31, 2016, term deposits accrue annual interest rates between 6.66% and 11.97% in dollars and between 0.20% and 6.50% in Colombian pesos.